PROPERTY, PLANT AND EQUIPMENT - Electric Plant (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Mar. 31, 2016	Dec. 31, 2014
Electric Plant
Electric plant in service (at cost)	$ 5,486,518	$ 5,526,590	$ 5,193,236
Construction work in progress	216,279	212,328	206,097
Less allowances for depreciation and amortization	(2,240,732)	(2,268,672)	(2,129,173)
Net electric plant	3,462,065	$ 3,470,246	3,270,160
Electric Plant
Electric Plant
Generation plant	3,498,248		3,379,305
Transmission plant	1,294,151		1,161,462
General plant	430,842		392,963
Other plant	263,277		259,506
Electric plant in service (at cost)	5,486,518		5,193,236
Construction work in progress	216,279		206,097
Less allowances for depreciation and amortization	(2,240,732)		(2,129,173)
Net electric plant	$ 3,462,065		$ 3,270,160
Generation plant | Minimum
Electric Plant
Annual Depreciation Rate (as a percent)	0.44%
Generation plant | Maximum
Electric Plant
Annual Depreciation Rate (as a percent)	3.16%
Transmission plant | Minimum
Electric Plant
Annual Depreciation Rate (as a percent)	2.00%
Transmission plant | Maximum
Electric Plant
Annual Depreciation Rate (as a percent)	2.88%
General plant | Minimum
Electric Plant
Annual Depreciation Rate (as a percent)	3.00%
General plant | Maximum
Electric Plant
Annual Depreciation Rate (as a percent)	33.33%
Other Plant | Minimum
Electric Plant
Annual Depreciation Rate (as a percent)	2.80%
Other Plant | Maximum
Electric Plant
Annual Depreciation Rate (as a percent)	5.60%